Issued Capital - Summary of Share Options Issue (Details)			12 Months Ended
	Dec. 22, 2021 shares $ / shares	Nov. 20, 2020 shares $ / shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting date			five years
Number | shares	47,786,607		79,056,617	20,985,450	6,364,550	7,686,550
Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	20-Nov-20
Vesting date	30-Sep-21	20-Oct-21
Expiry date		Oct. 20, 2026
Exercise price	$ 0.2014	$ 0.1687
Number | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0740	$ 0.089
Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	20-Nov-20
Vesting date	31-Dec-21	20-Oct-22
Expiry date		Oct. 20, 2027
Exercise price	$ 0.2014	$ 0.1687
Number | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0760	$ 0.095
Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	20-Nov-20
Vesting date	31-Mar-22	20-Oct-23
Expiry date		Oct. 20, 2028
Exercise price	$ 0.2014	$ 0.1687
Number | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0780	$ 0.099
Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	20-Nov-20
Vesting date	30-Jun-22	20-Oct-24
Expiry date		Oct. 20, 2029
Exercise price	$ 0.2014	$ 0.1687
Number | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0790	$ 0.103
Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2-Dec-21	20-Nov-20
Vesting date	30-Sep-22	20-Oct-25
Expiry date		Oct. 20, 2030
Exercise price	$ 0.2014	$ 0.1687
Number | shares	2,986,663	100,000
Fair value at date of issue	$ 0.0810	$ 0.107